STOCK COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Assumptions Used in Valuing Stock Options

The following table summarizes the assumptions the Company utilized to record compensation expense for stock options granted during the years ended December 31, 2016 and 2015:

Assumptions:	2016	2015
Expected term (years)	6.25	6.8
Expected volatility	63%	63%
Risk-free interest rate	0.01% - 2.07%	0.01% - 2.07%
Dividend yield	0%	0%
Expected forfeiture rate	0%	0%

Summary of Stock Option Activity

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Balance Outstanding, December 31, 2014	1,565,000	$0.30	7.5	349,983
Granted	200,000	0.67	—	—
Exercised	(64,000)	0.50	—	—
Forfeited		0.50	—	—
Expired	—	—	—	—
Balance Outstanding, December 31, 2015	1,701,000	0.34	6.8	337,984
Granted	580,000	0.81	—	—
Exercised	-	—	—	—
Forfeited	-	—	—	—
Expired	—	—	—	—
Balance Outstanding, December 31, 2016	2,281,000	$0.47	6.8	$795,185
Exercisable at December 31, 2016	1,476,000	$0.31	5.60	$865,635

Schedule of options outstanding under the option plans

Summarized information with respect to options outstanding under the two option plans at December 31, 2016 is as follows:

	Options Outstanding			Options Exercisable
Range or Exercise Price	Number Outstanding	Remaining Average Contractual Life (In Years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
0.14 - 0.24	720,000	1.3	$0.14	720,000	$0.14
0.25 - 0.49	351,000.9		$0.28	306,000	$0.286
0.50 - 0.85	1,210,000	4.7	$0.70	450,000	$0.61
	2,281,000	6.9	$0.47	1,476,000	$0.31

Summarized information with respect to options outstanding under the three option plans at December 31, 2015 is as follows:

	Options Outstanding			Options Exercisable
Range or Exercise Price	Number Outstanding	Remaining Average Contractual Life (In Years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
0.14 - 0.24	720,000	2.1	$0.06	720,000	$0.09
0.25 - 0.49	351,000	1.5	$0.05	207,000	$0.05
0.50 - 0.78	630,000	3.2	$0.23	187,500	$0.09
	1,701,000	6.8	$0.34	1,114,500	$0.23